Expense Example {- Energy Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Energy Portfolio - VIP Energy Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894